Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (74,815)	$ (33,264)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,191	862
Non-cash share-based compensation expense	5,688	568
Deferred income taxes	(206)
Loss on disposal of property and equipment	3
Changes in components of operating assets and liabilities
Accounts receivable	99
Prepaids and other current assets	4,974	(8,957)
Other non-current assets	(806)	157
Accounts payable	(3,748)	7,517
Accrued expenses and other current liabilities	38	2,373
Net cash used in operating activities	(67,582)	(30,744)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(2,660)	(550)
Purchase of intangible assets		(1)
Net cash used in investing activities	(2,660)	(551)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares		70,877
Proceeds from issuance of ordinary shares		9
Proceeds from employee stock purchase plan	105
Payments of deferred financing costs		(3,026)
Net cash provided by financing activities	105	67,860
Effect of exchange rate changes on cash, cash equivalents and restricted cash	4,716	(3,735)
Net decrease in cash, cash equivalents and restricted cash	(65,421)	32,830
Cash, cash equivalents and restricted cash
Beginning of period	231,576	74,571
End of period	166,155	107,401
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Property and Equipment unpaid and accrued	(52)
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	164,682	106,610
Short-term restricted cash		5
Long-term restricted cash	1,473	786
End of period	$ 166,155	$ 107,401